Fair Value Measurements - Narrative (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 28, 2021	Sep. 23, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)		1,231,574	905,470	624,508
Monthly payment discount, triggered principal amount	$ 1,500,000
Monthly payment discount, triggered percentage	(50.00%)
Variable price conversion right, conversion price percentage	95.00%
GIGCAPITAL5, INC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)				$ 11.5	$ 11.5	$ 11.5
Interest receivable on cash and marketable securities held in the Trust Account		$ 0	$ 133,211
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)	889,364
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 0.036